Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share

(23) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2011, 2010 and 2009 have been calculated as follows:

	2011		2010	2009
	RMB	US$	RMB	RMB
Net income (loss) available to ordinary shareholders	21,081	$3,349	40,783	(18,963)

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	1.61	$0.26	3.12	(1.45)